Convertible notes payable (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable	$ (0)	¥ 0	¥ 0
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable	$ (0)	¥ (0)